N-2	May 23, 2024 shares
Cover [Abstract]
Entity Central Index Key	0001655050
Amendment Flag	false
Securities Act File Number	814-01175
Document Type	8-K
Entity Registrant Name	BAIN CAPITAL SPECIALTY FINANCE, INC.
Entity Address, Address Line One	200 CLARENDON STREET
Entity Address, Address Line Two	37th FLOOR
Entity Address, City or Town	BOSTON
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02116
City Area Code	617
Local Phone Number	516-2000
Entity Emerging Growth Company	false
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Securities [Table Text Block]
On May 23, 2024, Bain Capital Specialty Finance, Inc. (the “Company”) held its 2024 Annual Meeting of Stockholders (the “Annual Meeting”). At the Annual Meeting, stockholders considered the proposals as described in the Company’s proxy statement filed on April 22, 2024. As of the record date, April 8, 2024, there were 64,562,265 outstanding shares of common stock entitled to vote at the Annual Meeting. The final voting results on the matter submitted to stockholders at the Annual Meeting are set forth below.

Common Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]	common stock
Outstanding Security, Held [Shares]	64,562,265